Accumulated Other Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 13,489	$ 10,026	$ 3,435
Portion of net loss (gain) recognized in other comprehensive income, before taxes	(104)	0	(312)
Provision for income taxes	(30,077)	(41,292)	(24,854)
Net income	62,764	89,405	79,301
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	8,664	3,942	0
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	11,741	6,113	1,018
Provision for income taxes	(4,109)	(2,140)	(356)
Net income	7,632	3,973	662
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net loss (gain) recognized in other comprehensive income, before taxes	1,588	(47)	(1,018)
Provision for income taxes	(556)	16	356
Net income	$ 1,032	$ (31)	$ (662)